Contingencies and commitments	12 Months Ended
Dec. 31, 2023
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Contingencies and commitments
30. Contingencies and commitments
2022 criminal unauthorised access to technology systems
On 6 September 2022, the Group announced that parts of the Group’s technology systems had been subject to unauthorised activity causing disruption to IHG’s booking channels and other applications. No evidence of unauthorised access to systems storing guest data was identified and precautionary regulatory notifications were filed and have been closed.
A class action has been filed, although alleged damages have not been specified. Given the uncertainty around the timing of the legal process and the quantum of any damages, it is not practicable to make a reliable estimate of the possible financial effect of any claims on the Group at this time.
The Group holds third-party insurance policies in respect of cyber risks. It is expected that any further payment of claims will be recoverable under insurance policies, subject to specific agreement with the insurance providers.
Litigation
From time to time, the Group is subject to legal proceedings the ultimate outcome of each being always subject to many uncertainties inherent in litigation. These legal claims and proceedings are in various stages and include disputes related to specific hotels where the potential materiality is not yet known; such proceedings, either individually or in the aggregate, have not in the recent past and are not likely to have a material effect on the Group’s financial position or profitability. Previously reported contingent liabilities have been resolved or are considered remote.
It is the view of the Directors that, other than to the extent that liabilities have been provided for in these Group Financial Statements (see note 20), it is not possible to quantify any loss to which these proceedings may give rise, however, as at the date of reporting, the Group does not believe that the outcome of these matters will have a material effect on the Group’s financial position.
Other items
At 31 December 2023, the Group had outstanding letters of credit of $68m (2022: $55m) mainly relating to the Group’s Captive. The letters of credit do not have set expiry dates, but are reviewed and amended as required.
The Group had total commitments for capital expenditure of $10m at 31 December 2023 (2022: $6m). The Group has also committed to invest $3m (2022: $6m) in one of its associates.